Note 17 - Subsequent Events (Details) $ / shares in Units, $ in Millions					1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Jan. 20, 2016 USD ($) $ / shares	Aug. 24, 2015 USD ($)	Aug. 06, 2015	Oct. 24, 2014 USD ($)	Aug. 31, 2014 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2014 USD ($) shares		Dec. 31, 2013 USD ($)		Dec. 31, 2015 shares	Dec. 31, 2015 bbl	Dec. 31, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2015 bbl / d	Oct. 29, 2014 USD ($)	Aug. 01, 2013 USD ($)
Subsequent Event
Aggregate principal amount																					$ 1,300
Common units issued (units) | shares												80,125,930				93,478,326
Common Stock, Call or Exercise Features										825000
Price per unit (dollars per unit) | $ / shares					$ 67.47					$ 47.13
Proceeds from issuance of common units, net of issuance costs				$ 1,300						$ 95	[1]	$ 1,449	[1]	$ 701	[1]
Equity instrument regulatory filing date										Jun. 25, 2014
Common units, aggregate value												200							$ 750
Partners' Capital Account, Public Sale of Units Net of Offering Costs					$ 142					$ 99		1,478		709
Cash consideration										250		243		1,100
Quarterly cash distribution
Subsequent Event
Declaration date	Jan. 20, 2016								Oct. 18, 2016
Cash distributions paid per unit | $ / shares	$ 0.7800					$ 0.875	$ 0.842	$ 0.810
Total cash distributions declared	$ 98					$ 131	$ 123	$ 108
Distribution Made to Limited Partner, Distribution Date	Feb. 12, 2016					Nov. 14, 2016	Aug. 12, 2016	May 13, 2016
Unitholders record date	Feb. 02, 2016					Nov. 04, 2016	Aug. 02, 2016	May 02, 2016
Rendezvous Gas Services, L.L.C. [Member]
Subsequent Event
Equity Method Investment, Ownership Percentage																		78.00%
Whiting Assets [Domain]
Subsequent Event
Purchase price										700
Capacity ratio																	18,700			170
Martinez Logistics Assets [Domain]
Subsequent Event
Purchase price										400
Capacity ratio | bbl																	5,500,000
Cash consideration										$ 360
Equity consideration, value																			40
6.125% Senior Notes due 2021
Subsequent Event
Aggregate principal amount																			250			$ 550
Senior Notes												550							550
6.375% Senior Notes Due 2024 [Member]
Subsequent Event
Aggregate principal amount																			$ 450
Debt Instrument, Redemption Period One | 6.125% Senior Notes due 2021
Subsequent Event
Redemption premium, percentage of face value										106.125%
Redemption, price, percentage of principal amount										35.00%
Debt Instrument, Redemption Period One | 6.375% Senior Notes Due 2024 [Member]
Subsequent Event
Redemption premium, percentage of face value										106.375%
Redemption, price, percentage of principal amount										35.00%
Debt Instrument, Redemption Period Two | 6.125% Senior Notes due 2021
Subsequent Event
Redemption premium, percentage of face value										4.594%
Debt Instrument, Redemption, Period Three | 6.125% Senior Notes due 2021
Subsequent Event
Redemption premium, percentage of face value										3.063%
6.375% Senior Notes Due 2024 [Member] | Debt Instrument, Redemption Period One
Subsequent Event
Redemption premium, percentage of face value										4.781%
6.375% Senior Notes Due 2024 [Member] | Debt Instrument, Redemption Period Two
Subsequent Event
Redemption premium, percentage of face value										3.188%
6.375% Senior Notes Due 2024 [Member] | Debt Instrument, Redemption, Period Three
Subsequent Event
Redemption premium, percentage of face value										1.594%
6.125% Senior Notes due 2021 | Debt Instrument, Redemption Period One
Subsequent Event
Redemption premium, percentage of face value										4.594%
6.125% Senior Notes due 2021 | Debt Instrument, Redemption Period Two
Subsequent Event
Redemption premium, percentage of face value										3.063%
6.125% Senior Notes due 2021 | Debt Instrument, Redemption, Period Three
Subsequent Event
Redemption premium, percentage of face value										1.531%
Common
Subsequent Event
Proceeds from issuance of common units, net of issuance costs										$ 293
Partners' Capital Account, Public Sale of Units Net of Offering Costs										$ 95		$ 1,449		$ 710
Limited Partners Common Units [Member]
Subsequent Event
Common units issued (units) | shares																6,325,000
2015 ATM Program
Subsequent Event
Equity instrument regulatory filing date		Aug. 24, 2015
Registration Filing Date			Aug. 06, 2015
Common units, aggregate value		$ 750
Units issued in equity offering (units) | shares									1,492,637	1,137,533
Partners' Capital Account, Public Sale of Units Net of Offering Costs									$ 72	$ 59
Capacity [Member] | Martinez Logistics Assets [Domain]
Subsequent Event
Capacity ratio | bbl																	35,000

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.